UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2011	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks — 60.4%
CONSUMER DISCRETIONARY — 10.0%
19,400	Amazon.com, Inc. (a)	4,194,862
332,500	Arcos Dorados Holdings, Inc., Class A (Argentina)	7,710,675
127,389	Body Central Corp. (a)(b)	2,313,384
58,400	Deckers Outdoor Corp. (a)	5,446,384
50,000	Genesco, Inc. (a)	2,576,500
279,200	GNC Holdings, Inc., Class A (a)(b)	5,617,504
24,976	Iconix Brand Group, Inc. (a)(b)	394,621
247,400	Life Time Fitness, Inc. (a)(b)	9,116,690
111,000	Limited Brands, Inc.	4,274,610
527,100	Macy’s, Inc. (b)	13,873,272

		55,518,502

CONSUMER STAPLES — 2.4%
76,100	Estee Lauder Co., Inc., Class A	6,684,624
74,600	Green Mountain Coffee Roasters, Inc. (a)(b)	6,933,324

		13,617,948

ENERGY — 3.8%
109,057	Anadarko Petroleum Corp.	6,876,044
103,200	Cabot Oil & Gas Corp.	6,389,112
152,000	Chesapeake Energy Corp.	3,883,600
50,400	Pioneer Natural Resouces Co. (b)	3,314,808
594,700	Primary Petroleum Corp. (Canada) (a)	422,320

		20,885,884

FINANCIAL — 4.0%
77,200	Cash America International, Inc.	3,949,552
409,596	DuPont Fabros Technology, Inc. REIT (b)	8,064,945
303,419	Hospitality Properties Trust REIT	6,441,585
158,040	Pacific Capital Bancorp (a)(b)	4,033,181

		22,489,263

HEALTHCARE — 4.8%
160,500	Aetna, Inc.	5,834,175
98,200	Cerner Corp. (a)	6,728,664
37,900	Cooper Cos., Inc.	2,999,785
163,800	Watson Pharmaceuticals, Inc. (a)	11,179,350

		26,741,974

INDUSTRIALS — 7.9%
550,884	AerCap Holdings (Netherlands) (a)	5,464,769
294,200	BE Aerospace, Inc. (a)	9,740,962
599,100	General Electric Co.	9,130,284
116,270	Kansas City Southern (a)	5,808,849
211,093	Nielsen Holdings N.V. (a)	5,505,305
134,600	Towers Watson & Co., Class A	8,046,388

		43,696,557

INFORMATION TECHNOLOGY — 25.9%
286,400	ACI Worldwide, Inc. (a)	7,887,456
278,700	Alliance Data Systems Corp. (a)(b)	25,835,490
58,450	Apple, Inc. (a)	22,279,971
161,500	Avago Technologies, Ltd. (Singapore)	5,292,355
103,289	Cognizant Technology Solutions Corp., Class A (a)	6,476,220
223,218	Equinix, Inc. (a)(b)	19,828,455
4,678	Finisar Corp. (a)	82,052
22,300	Mastercard, Inc., Class A	7,072,668
209,570	MICROS Systems, Inc. (a)	9,202,219
916,838	NCR Corp. (a)	15,485,394
58,600	QUALCOMM, Inc.	2,849,718
178,200	RightNow Technologies, Inc. (a)	5,889,510
426,956	ServiceSource International, Inc. (a)(b)	5,640,089
190,700	Teradata Corp. (a)	10,208,171

		144,029,768

MATERIALS — 1.5%
51,200	SPDR Gold Shares, ETF (a)(b)	8,093,696

TELECOMMUNICATION SERVICES — 0.1%
333,199	Pendrell Corp. (a)(b)	749,698

	Total Common Stocks (Cost $359,361,323)	335,823,290

Registered Investment Company — 30.9%
171,697,314	Federated Prime Obligations Fund	171,697,314

	Total Registered Investment Company (Cost $171,697,314)	171,697,314

Purchased Put Options (a) — 0.2%
OTHER — 0.2%
1,500	iShares Russell 2000 Index Fund, ETF Strike Price $65.00, Expriation 10/22/11	547,500
2,000	iShares Russell 2000 Index Fund, ETF Strike Price $62.00, Expiration 10/22/11	470,000

	Total Purchased Put Options (Cost $851,696)	1,017,500

Total Investments — 91.5% (Cost of $531,910,333) (d)		508,538,104

$197,743,227 in cash was segregated or on deposit with the brokers to cover investments sold short as of September 30, 2011 and is included in “Other Assets & Liabilities, Net”:

Short Sales — (30.6)%
CONSUMER DISCRETIONARY — (7.3)%
14,400	Chipotle Mexican Grill, Inc. (c)	(4,362,480)
74,100	Coach, Inc.	(3,840,603)
30,000	Crocs, Inc. (c)	(710,100)
65,879	Dillard’s, Inc., Class A	(2,864,419)
11,100	Fossil, Inc. (c)	(899,766)
208,400	General Motors Co. (c)	(4,205,512)
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)
CONSUMER DISCRETIONARY (continued)
64,900	Home Depot, Inc.	(2,133,263)
98,600	Kohl’s Corp.	(4,841,260)
54,300	Lululemon Athletica, Inc. (Canada) (c)	(2,641,695)
96,600	Polaris Industries, Inc.	(4,827,102)
102,000	Saks, Inc. (c)	(892,500)
20,000	Shutterfly, Inc. (c)	(823,600)
51,100	SodaStream International, Ltd. (Isreal) (c)	(1,688,855)
47,100	Starbucks Corp.	(1,756,359)
60,800	Teavana Holdings, Inc. (c)	(1,236,672)
39,400	Under Armour, Inc., Class A (c)	(2,616,554)

		(40,340,740)

CONSUMER STAPLES — (1.3)%
37,700	Mead Johnson Nutrition Co.	(2,594,891)
46,900	Pricesmart, Inc.	(2,922,808)
45,500	Walgreen Co.	(1,496,495)

		(7,014,194)

ENERGY — (1.7)%
117,600	Encana Corp. (Canada)	(2,259,096)
166,428	SPDR S&P Oil & Gas Exploration & Production, ETF	(7,123,118)

		(9,382,214)

FINANCIAL — (2.8)%
76,789	Digital Reality Trust, Inc. REIT	(4,235,681)
117,400	Government Properties Income Trust REIT	(2,525,274)
58,100	iShares Dow Jones US Real Estate Index Fund, ETF	(2,938,117)
205,500	SPDR KBW Regional Banking, ETF	(3,968,205)
78,800	Waddell & Reed Financial, Inc., Class A	(1,970,788)

		(15,638,065)

HEALTHCARE — (3.0)%
33,300	athenahealth, Inc. (c)	(1,983,015)
41,500	Becton Dickinson and Co.	(3,042,780)
59,700	Covidien PLC (Ireland)	(2,632,770)
60,300	McKesson Corp.	(4,383,810)
22,300	Mettler-Toledo International, Inc. (c)	(3,121,108)
15,600	Perrigo Co.	(1,514,916)

		(16,678,399)

INDUSTRIALS — (3.1)%
125,283	Air Lease Corp. (c)	(2,405,434)
77,400	Canadian Pacific Railway, Ltd. (Canada)	(3,722,166)
100,400	Fastenal Co.	(3,341,312)
269,400	Heartland Express, Inc.	(3,653,064)
134,927	Old Dominion Freight Line, Inc. (c)	(3,908,835)

		(17,030,811)

INFORMATION TECHNOLOGY — (9.3)%
172,100	Altera Corp.	(5,426,313)
126,200	Concur Tecnologies, Inc. (c)	(4,697,164)
184,200	Diebold, Inc.	(5,067,342)
28,500	F5 Networks, Inc. (c)	(2,024,925)
117,300	Fiserv, Inc. (c)	(5,955,321)
31,800	Infosys Ltd., SP ADR	(1,624,026)
124,000	Jabil Circuit, Inc.	(2,205,960)
280,487	NVIDIA Corp. (c)	(3,506,088)
74,300	OpenTable, Inc. (c)	(3,418,543)
97,800	Oracle Corp.	(2,810,772)
50,900	Paychex, Inc.	(1,342,233)
132,000	Rackspace Hosting, Inc. (c)	(4,506,480)
113,200	Riverbed Technology, Inc. (c)	(2,259,472)
177,800	Silicon Graphics International Corp. (c)	(2,119,376)
175,000	Technology Select Sector SPDR Fund, ETF	(4,124,750)
29,100	TIBCO Software, Inc (c)	(651,549)

		(51,740,314)

MATERIALS — (1.9)%
293,000	Kronos Worldwide, Inc.	(4,711,440)
125,656	Scotts Miracle-Gro Co., Class A	(5,604,257)

		(10,315,697)

TELECOMMUNICATION SERVICES — (0.4)%
105,984	China Unicom Hong Kong, Ltd., ADR	(2,162,074)

Total Investments sold short (Proceeds $181,991,263)		(170,302,508)

Other Assets & Liabilities, Net — 39.2%		217,618,699

Net Assets — 100.0%		555,854,295

(a)	Non-income producing security.

(b)	Securities (or a portion of securities) on loan. As of September 30, 2011, the market value of securities loaned was $79,631,844. The loaned securities were secured with cash collateral of $87,981,018.

(c)	No dividend payable on security sold short.

(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$2,236,647
Gross unrealized depreciation	(25,608,876)

Net unrealized appreciation	$(23,372,229)

PLC	Public Limited Company

ADR	American Depositary Receipt

SP ADR	Sponsored American Depositary Receipt

SPDR	Standard & Poor’s Depositary Receipts

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
See accompanying Notes to Investment Portfolio.

Credit Default Swap Trade outstanding as of September 30 2011:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Referenced Obligation	Protection	Rate	Date	Amount	Depreciation
Morgan Stanley	French Republic	Buy (1)	(0.25)%	09/20/2016	20,000,000	$(63,130)
Morgan Stanley	French Republic	Buy (1)	(0.25)%	12/20/2016	10,000,000	22,595

Total						$(40,535)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and delivery of referenced obligation or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2011	Highland Long/Short Healthcare Fund

Principal ($)		Value ($)
US Senior Loans (a) — 1.3%
HEALTHCARE — 1.3%
Healthcare Services — 1.3%
400,000	CNS Response, Inc., Term Loan, 9.0%, 02/25/12 (b)	400,000
400,000	CNS Response, Inc., Term Loan, 9.0%, 11/11/11 (b)	400,000

		800,000

	Total US Senior Loans (Cost $800,000)	800,000

Shares
Common Stocks — 66.3%
CONSUMER DISCRETIONARY — 1.0%
101,704	Stewart Enterprises, Inc. Class A (d)	605,139

HEALTHCARE — 63.3%
Biotechnology — 18.5%
313,149	Achillion Pharmaceuticals, Inc. (c)(d)(e)	1,478,063
61,000	Affymax, Inc. (c)(d)	273,280
70,000	Amarin Corp. PLC ADR (c)(d)	644,000
74,312	Anthera Pharmaceuticals, Inc. (c)(d)	354,468
11,763	Bavarian Nordic A/S (Denmark) (c)	85,050
16,584	Biogen Idec, Inc. (c)(d)	1,544,800
244,066	Biosante Pharmaceuticals, Inc. (c)(e)	556,470
43,370	Exact Sciences Corp. (c)(d)	287,543
186,363	Keryx Biopharmaceuticals, Inc. (c)(d)(e)	559,089
568,394	MediciNova, Inc. (c)	1,204,995
345,584	Myrexis, Inc. (c)(d)	946,900
72,248	NPS Pharmaceuticals, Inc. (c)(d)	470,335
40,000	Oncothyreon, Inc. (c)(d)	239,200
131,620	PharmAthene, Inc. (c)(e)	231,651
80,491	QLT, Inc. (Canada) (c)(d)	588,389
164,977	Raptor Pharmaceuticals Corp. (c)	744,046
44,288	Targacept, Inc. (c)(d)	664,320
91,166	Threshold Pharmaceuticals, Inc. (c)(e)	132,191
262,416	Zogenix, Inc. (c)(e)	480,221

		11,485,011

Healthcare Equipment — 12.1%
57,451	ArthroCare Corp. (c)(d)	1,652,865
25,000	DiaSorin SpA (Italy)	927,789
10,000	Gen-Probe, Inc. (c)(d)	572,500
1,068,076	Genesys Ventures IA, L.P. (b)(c)(f)	1,954,579
40,000	Insulet Corp. (c)(d)	610,400
80,300	Natus Medical, Inc. (c)(d)	763,653
26,113	Thoratec Corp. (c)(d)(g)	852,328
32,000	Uroplasty, Inc. (c)(d)	155,200

		7,489,314

Healthcare Facilities — 1.7%
15,000	Amsurg Corp. (c)(d)	337,500
70,000	Five Star Quality Care, Inc. (c)(d)	175,000
234,414	PHC, Inc., Class A (c)	550,873

		1,063,373

Healthcare Services — 2.2%
680,950	CNS Response, Inc. (c)	217,904
15,418	Express Scripts, Inc. (c)(d)	571,545
77,033	MedQuist Holdings, Inc. (c)(d)	582,369

		1,371,818

Healthcare Technology — 3.1%
50,383	Omnicell, Inc. (c)(d)	694,278
21,932	SXC Health Solutions Corp. (c)	1,221,612

		1,915,890

Life Sciences Tools & Services — 1.4%
73,518	Complete Genomics, Inc. (c)(d)	431,551
40,000	Nordion, Inc. (Canada) (d)	352,800
3,470	PAREXEL International Corp. (c)(d)(g)	65,687

		850,038

Managed Healthcare — 12.2%
25,968	Aetna, Inc. (d)	943,937
18,816	AMERIGROUP Corp. (c)(d)	734,012
37,000	CIGNA Corp. (d)	1,551,780
22,432	Coventry Health Care, Inc. (c)(d)	646,266
27,270	Health Net, Inc. (c)(d)	646,572
24,032	Healthspring, Inc. (c)(d)	876,207
261,276	Metropolitan Health Networks, Inc. (c)(d)	1,186,193
29,375	Molina Healthcare, Inc. (c)(d)	453,550
54,000	Universal American Corp. (d)	543,240

		7,581,757

Pharmaceuticals — 12.1%
13,000	Allergan, Inc. (d)	1,070,940
17,285	Auxilium Pharmaceuticals, Inc. (c)(d)	259,102
60,963	Endocyte, Inc. (c)(d)	646,208
35,293	Hi-Tech Pharmacal Co., Inc. (c)(d)	1,185,845
43,954	Merck & Co., Inc. (c)(d)	1,437,735
274,038	Neostem, Inc. (c)	178,125
13,000	Questcor Pharmaceuticals, Inc. (c)(d)	354,380
20,000	Salix Pharmaceuticals, Ltd. (c)(d)	592,000
34,830	Sanofi ADR (d)	1,142,424
16,183	Valeant Pharmaceuticals International, Inc. (Canada) (d)	600,713

		7,467,472

		39,224,673

INDUSTRIALS — 0.6%
9,000	Pall Corp. (d)	381,600

OTHER — 1.4%
34,934	ProShares UltraShort S&P500, ETF (e)	886,625

	Total Common Stocks (Cost $45,848,950)	41,098,037

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Long/Short Healthcare Fund

Principal ($)		Value ($)
Registered Investment Company — 19.3%
11,973,940	Federated Prime Obligations Fund	11,973,940

	Total Registered Investment Company (Cost $11,973,940)	11,973,940

Units
Warrants — 1.3%
HEALTHCARE — 1.3%
Life Sciences Tools & Services — 0.1%
40,000	Pluristem Therapeutics, Inc., Expiration 01/27/16 (b)	33,600
30,000	pSivida Corp., Expiration 01/19/16 (b)	37,200

		70,800

Biotechnology — 0.4%
94,204	Discovery Laboratories, Inc., Expiration 02/16/16 (b)	85,726
94,204	Discovery Laboratories, Inc., Expiration 05/16/12 (b)	17,899
121,816	MediciNova, Inc., Expiration 03/24/16 (b)	109,634

		213,259

Pharmaceuticals — 0.5%
37,955	ADVENTRX Pharamceuticals, Inc., Expiration 01/07/12 (b)	—
37,955	ADVENTRX Pharamceuticals, Inc., Expiration 01/07/16 (b)	10,248
521,727	Neostem, Inc., Expiration 07/19/16 (b)	146,084
271,081	Threshold Pharmaceuticals, Inc., Expiration 03/11/16 (b)	176,203

		332,535

Healthcare Services — 0.3%
666,666	CNS Response, Inc., Expiration 02/25/18 (b)	100,000
666,666	CNS Response, Inc., Expiration 11/15/17 (b)	93,333

		193,333

	Total Warrants (Cost $0)	809,927

Total Investments — 88.2% (Cost of $58,622,890) (h)		54,681,904

$31,163,734 in cash was segregated or on deposit with the brokers to cover instruments sold short as of September 30, 2011 and is included in “Other Assets & Liabilities, Net”:

Shares
Short Sales — (46.7)%
CONSUMER STAPLES — (1.4)%
25,968	Walgreen Co.	(854,088)

FINANCIAL — (1.8)%
22,457	eHealth, Inc. (g)	(306,763)
50,700	Omega Healthcare Investors, Inc.	(807,651)

		(1,114,414)

HEALTHCARE — (43.5)%
Biotechnology — (3.2)%
71,231	Biotime, Inc. (g)	(314,129)
20,000	Emergent Biosolutions, Inc. (g)	(308,600)
31,474	Myriad Genetics, Inc. (g)	(589,823)
67,632	Sangamo Biosciences, Inc. (g)	(294,199)
25,000	Seattle Genetics, Inc. (g)	(476,500)

		(1,983,251)

Healthcare Equipment — (11.2)%
270,763	Alphatec Holdings, Inc. (g)	(571,310)
21,650	Becton, Dickinson and Co.	(1,587,378)
20,000	China Kanghui Holdings, Inc. SP ADR (g)	(390,000)
4,236	Intuitive Surgical, Inc. (g)	(1,543,090)
43,865	Masimo Corp.	(949,677)
27,000	Medtronic, Inc.	(897,480)
25,000	SurModics, Inc. (g)	(227,500)
15,000	Zimmer Holdings, Inc. (g)	(802,500)

		(6,968,935)

Healthcare Facilities — (2.9)%
27,272	Emeritus Corp. (g)	(384,535)
49,823	Select Medical Holdings Corp. (g)	(332,319)
160,000	Tenet Healthcare Corp. (g)	(660,800)
43,000	Vanguard Health Systems, Inc. (g)	(436,880)

		(1,814,534)

Healthcare Services — (8.2)%
33,867	Accretive Health, Inc. (g)	(718,996)
10,000	Air Methods Corp. (g)	(636,700)
6,401	Almost Family, Inc. (g)	(106,449)
21,647	Catalyst Health Solutions, Inc. (g)	(1,248,815)
18,762	Healthways, Inc. (g)	(184,430)
11,000	Mednax, Inc. (g)	(689,040)
30,486	Quest Diagnostics, Inc.	(1,504,789)

		(5,089,219)

Healthcare Supplies — (1.5)%
13,175	Neogen Corp. (g)	(457,436)
13,388	West Pharmaceutical Services, Inc.	(496,695)

		(954,131)

Healthcare Technology — (4.1)%
23,023	athenahealth, Inc. (g)	(1,371,020)
12,000	Quality Systems, Inc.	(1,164,000)

		(2,535,020)

Life Sciences Tools & Services — (11.0)%
38,959	Charles River Laboratories International, Inc. (g)	(1,115,006)
12,973	Covance, Inc. (g)	(589,623)
99,538	Icon PLC SP ADR (g)	(1,600,571)
66,116	Luminex Corp. (g)	(1,465,792)
5,500	Mettler-Toledo International, Inc. (g)	(769,780)
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Long/Short Healthcare Fund

Shares		Value ($)
Short Sales (continued)

Healthcare (continued)
16,634	Pacific Biosciences of California, Inc. (g)	(53,395)
24,000	Thermo Fisher Scientific, Inc. (g)	(1,215,360)

		(6,809,527)

Managed Healthcare — (0.2)%
4,158	Centene Corp. (g)	(119,210)

Pharmaceuticals — (1.2)%
20,836	Viropharma, Inc. (g)	(376,507)
43,616	Vivus, Inc. (g)	(351,981)

		(728,488)

		(27,002,315)

Total Investments sold short (Proceeds $33,347,418)		(28,970,817)

Other Assets & Liabilities, Net — 58.5%		36,274,187

Net Assets — 100.0%		61,985,274

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be subtantially less than the stated maturity shown.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $3,564,506, or 5.8% of net assets, were valued under the Fund’s valuation procedures as of September 30, 2011.

(c)	Non-income producing security.

(d)	All or part of this security is pledged as collateral for short sales.

(e)	Securities (or a portion of securities) on loan. As of September 30, 2011, the market value of securities loaned was $2,624,393. The loaned securities were secured with cash collateral of $3,041,375.

(f)	Affiliated issuer. Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $1,954,579, or 3.2% of net assets, were affiliated with the Fund as of September 30, 2011.

(g)	No dividend payable on security sold short.

(h)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$2,535,447
Gross Unrealized depreciation	(6,476,433)

Net Unrealized depreciation	$(3,940,986)

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

SP ADR	Sponsored American Depositary Receipt
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2011	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) — 88.0%
AEROSPACE — 6.9%
	Delta Air Lines, Inc.
1,979,975	New Term Loan, 4.25%, 03/07/16	1,821,577
9,975,000	Term Loan, 5.50%, 04/20/17	9,445,078
7,020,715	Term Loan Equipment Notes, 3.87%, 09/29/12 (b)	6,669,678
	Hawker Beechcraft Acquisition Co., LLC
2,082,411	Series A New Term Loan, 10.50%, 03/26/14	1,816,904
	TransDigm, Inc.
5,161,000	First Lien Term Loan, 4.00%, 02/14/17	5,059,380
	US Airways Group, Inc.
22,471,212	Term Loan, 2.74%, 03/21/14	19,170,753

		43,983,370

BROADCASTING — 6.3%
	ComCorp Broadcasting, Inc.
543,270	Revolving Loan, 9.00%, 10/03/12 (c) (d)	499,537
5,434,966	Term Loan, 9.00%, 04/03/13 (c) (d)	4,997,451
	Entercom Radio, LLC
2,893,904	Term A Loan, 1.44%, 06/30/12	2,777,425
	TWCC Holding Corp.
7,085,407	Term Loan, 4.25%, 02/11/17	7,019,017
	Univision Communications, Inc.
17,228,886	Extended First-Lien Term Loan, 4.49%, 03/31/17	14,541,697
	New Young Broadcasting Holding Co., Inc.
10,471,561	Term Loan, 8.00%, 06/30/15 (c)	10,347,263

		40,182,390

CABLE/WIRELESS VIDEO — 7.8%
	Broadstripe, LLC
9,735,785	DIP Revolver, 5.05%, (d) (e)	9,706,577
94,111,487	First Lien Term Loan (d) (f)	37,164,626
2,856,406	Revolver (d) (f)	1,127,995
	WideOpenWest Finance, LLC
1,814,859	Series A New Term Loan, 6.72%, 06/30/14	1,749,071

		49,748,269

CHEMICALS — 2.3%
	W.R. Grace & Co.
3,885,262	5 Year Revolver, (f)	7,248,442
3,885,262	Revolving Credit Loan, (f)	7,248,442

		14,496,884

DIVERSIFIED MEDIA — 3.2%
	AMC Networks Inc.
4,987,500	Term Loan B, 4.00%, 12/31/18	4,870,294
	Cengage Learning Acquisitions, Inc.
14,166,589	Term Loan, 2.49%, 07/03/14	11,138,481
	Cydcor, Inc.
3,819,024	First Lien Tranche B Term Loan, 9.00%, 02/05/13	3,714,001
	Endurance Business Media, Inc.
3,022,309	Term Loan, 6.50%, 12/14/14	906,693

		20,629,469

ENERGY — 0.8%
	Alon USA Energy, Inc.
191,118	Edington Facility, 2.56%, 08/05/13	172,245
1,528,944	Paramount Facility, 2.55%, 08/05/13	1,377,961
	Big West Oil, LLC
3,488,842	Term Loan, 7.00%, 03/31/16	3,480,120

		5,030,326

FINANCIAL — 1.0%
	Nuveen Investments, Inc.
1,689,280	Non-Extended First Lien Term Loan, 3.32%, 11/13/14	1,549,914
4,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	4,635,023

		6,184,937

FOOD AND DRUG — 0.5%
	Rite Aid Corp.
3,401,707	Tranche 5 Term Loan, 4.50%, 03/03/18	3,150,831

FOOD/TOBACCO — 4.5%
	Burger King Corp.
3,721,875	Tranche B Term Loan, 4.50%, 10/19/16	3,603,482
	Dean Foods Co.
1,984,925	Extended Tranche B Term Loan, 3.37%, 04/02/16	1,888,705
1,984,925	Extended Tranche B Term Loan, 3.51%, 04/02/17	1,898,084
	DS Waters of America, Inc.
5,381,667	Term Loan, 2.49%, 10/29/12	4,998,788
	DSW Holdings, Inc.
8,000,000	Term Loan, 4.24%, 03/02/12	7,346,680
	OSI Restaurant Partners, LLC
723,477	Pre-Funded RC Term Loan, 0.34%, 06/14/13	675,637
7,416,910	Term Loan, 2.56%, 06/14/14	6,926,466
	WM. Bolthouse Farms, Inc.
1,000,000	Second Lien Term Loan, 9.50%, 08/11/16	983,125

		28,320,967

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOREST PRODUCTS/CONTAINERS — 0.2%
	Newpage Corp.
1,000,000	Term Loan DIP, 03/07/13 (b)	998,125

GAMING/LEISURE — 3.9%
	Ginn LA Conduit Lender, Inc.
23,243,312	First Lien Tranche A Credit- Linked Deposit, (f)	1,801,357
49,819,311	First Lien Tranche B Term Loan, (f)	3,860,997
7,000,000	Second Lien Term Loan, (f)	—
	LLV Holdco, LLC
7,310,256	Exit Revolving Loan, 11.55%, 12/31/12 (c) (d) (e) (g)	7,237,153
	Nevada Land Group, LLC
861,735	First Lien Initial Loan, 40.24%, 11/10/13	866,044
1,689,181	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	1,452,695
613,197	Tamarack Resort, LLC Term Loan, (f)	552,644
	VML US Finance, LLC
2,667,237	Term B Delayed Draw Project Loan, 4.74%, 05/25/12	2,655,928
6,458,005	Term B Funded Project Loan, 4.74%, 05/27/13	6,430,623
	WAICCS Las Vegas 3, LLC
18,000,000	Second Lien Term Loan, (f)	90,000

		24,947,441

HEALTHCARE — 8.5%
	CCS Medical, Inc.
30,666,657	First Lien Term Loan, 8.25%, 03/31/15 (c)	23,357,719
11,677,931	Second Lien Term Loan, 3.00%, 03/31/16 (c)	6,169,422
	CHS/ Community Health Systems, Inc.
184,665	Non-Extended Delayed Draw Term Loan, 2.57%, 07/25/14	173,100
2,803,645	Non-Extended Term Loan, 2.57%, 07/25/14	2,628,067
	DaVita, Inc.
4,267,750	Tranche B Term Loan, 4.50%, 10/20/16	4,227,740
	Emergency Medical Services Corp.
5,970,000	Initial Term Loan, 5.25%, 05/25/18	5,699,678
	Graceway Pharmaceuticals, LLC
12,801,410	Mezzanine Loan, (f)	46,204
	HCA, Inc.
5,786,773	Tranche B-3 Term Loan, 3.62%, 05/01/18	5,451,169
	Immucor, Inc.
3,500,000	Term B Loan, 7.25%, 08/19/18	3,458,875
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 12.00%, 12/31/13	1,256,250
	Universal Health Services, Inc.
1,983,729	Tranche B Term Loan, 4.00%, 11/15/16	1,931,299

		54,399,523

HOUSING — 2.3%
	EH/Transeastern, LLC/TE
8,000,000	TOUSA Term Loan, (d) (f)	8,000,000
	Las Vegas Land Holdings, LLC
487,221	Term Loan, 5.37%, 03/31/16	416,574
	LBREP/L-Suncal Master I, LLC
9,692,758	First Lien Term Loan, (f)	2,083,943
	November 2005 Land Investors, LLC
2,673,992	First Lien New Term Loan, 03/31/13 (f)	387,729
	Westgate Investments, LLC
40,745,833	Senior Secured Loan, (f)	3,998,548
19,474,943	Third Lien Term Loan, (f)	58,530

		14,945,324

INFORMATION TECHNOLOGY — 6.7%
	Avaya, Inc.
14,115,108	Term B-3 Loan, 4.81%, 10/26/17	12,033,130
	Commscope, Inc.
5,084,450	Term Loan, 5.00%, 01/14/18	5,003,429
	Dealer Computer Services, Inc.
2,493,750	Tranche B Term Loan, 3.75%, 04/21/18	2,448,239
	Infor Enterprise Solutions Holdings, Inc.
3,015,148	First Lien Extended Delayed Draw Term Loan, 5.99%, 07/28/15	2,779,861
5,871,318	First Lien Extended Initial U.S. Term Loan, 5.99%, 07/28/15	5,413,150
	Kronos, Inc.
8,600,000	Second Lien Term Loan, 6.12%, 06/11/15	8,148,500
	Verint Systems, Inc.
1,995,000	Term Loan, 4.50%, 10/27/17	1,947,619
	Vertafore, Inc.
4,917,862	First Lien Term Loan, 5.25%, 07/29/16	4,748,835

		42,522,763

MANUFACTURING — 2.6%
	Goodman Global, Inc.
8,102,916	Initial First Lien Initial Term Loan, 5.75%, 10/28/16	8,041,172
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MANUFACTURING (continued)
	Sensata Technology BV/Sensata Technology Finance Company, LLC
3,045,368	Term Loan, 4.00%, 05/12/18	2,970,665
	Terex Corp.
1,000,000	U.S. Term Loan, 5.50%, 04/28/17	984,125
	Tomkins, LLC/Tomkins, Inc.
4,407,225	Term B-1 Loan, 4.25%, 09/29/16	4,338,384

		16,334,346

MEDIA/TELECOMMUNICATIONS — 1.2%
	Cumulus Media Holdings, Inc.
6,000,000	First Lien Term Loan, 5.75%, 09/16/18	5,666,250
	Raycom TV Broadcasting, LLC
2,244,375	Tranche B Term Loan, 4.50%, 05/31/17	2,132,156

		7,798,406

METALS/MINERALS — 0.8%
	Novelis, Inc.
4,962,500	Term Loan, 3.75%, 03/10/17	4,844,641

RETAIL — 7.0%
	Academy, Ltd.
1,000,000	Initial Term Loan, 6.00%, 08/03/18	959,375
	Burlington Coat Factory Warehouse Corp.
8,011,125	Term B Loan, 6.25%, 02/23/17	7,686,113
	Guitar Center, Inc.
9,385,852	Extended Term Loan, 5.62%, 04/09/17	8,312,345
	Gymboree Corp.
4,416,625	Term Loan, 5.00%, 02/23/18	3,952,261
	J. Crew Group, Inc.
6,882,750	Term Loan, 4.75%, 03/07/18	6,142,854
	Michaels Stores, Inc.
5,793,969	B-2 Term Loan, 4.80%, 07/31/16	5,550,767
	Spirit Finance Corp.
7,870,573	Term Loan C, 3.43%, 08/01/13	7,024,486
	The Neiman Marcus Group, Inc.
5,500,000	Term Loan, 4.75%, 05/16/18	5,100,480

		44,728,681

SERVICE — 8.7%
	Advantage Sales & Marketing, Inc.
992,500	First Lien Term Loan, 5.25%, 12/18/17	959,996
	First Data Corp.
7,500,000	2018 Dollar Term Loan, 03/26/18 (b)	6,110,963
10,553,619	Non-Extending B-1 Term Loan, 2.98%, 09/24/14	9,198,165
	Sabre, Inc.
23,042,023	Initial Term Loan, 2.24%, 09/30/14	19,412,905
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 6.77%, 12/08/13	950,000
	Travelport, LLC
21,000,000	Tranche S Term Loan, 4.87%, 08/23/15	18,619,965

		55,251,994

TELECOMMUNICATIONS — 6.4%
	Digicel International Finance, Ltd.
200,096	Tranche A-T&T, 2.88%, 09/30/12	199,345
	Fairpoint Communications, Inc.
11,243,303	Term Loan, 6.50%, 01/22/16	8,893,453
	Getty Images, Inc.
7,819,294	Initial Term Loan , 5.25%, 11/07/16	7,780,237
	Knowledgepoint360 Group, LLC
2,000,000	Second Lien Term Loan, 7.29%, 04/13/15 (d)	1,148,400
	Level 3 Financing, Inc.
3,602,071	Tranche A Term Loan, 2.50%, 03/13/14	3,371,539
2,000,000	Tranche B Term Loan, 11.50%, 03/13/14	2,087,920
	MetroPCS Wireless, Inc.
9,925,083	Tranche B-3 Term Loan, 4.00%, 03/19/18	9,545,449
	Syniverse Holdings, Inc.
3,176,000	Term Loan, 5.25%, 12/21/17	3,136,300
	U.S. Telepacific Corp.
4,828,250	Term Loan Advance, 5.75%, 02/23/17	4,630,606

		40,793,249

TRANSPORTATION — AUTOMOTIVE — 2.8%
	Allison Transmission, Inc.
4,845,925	Term Loan, 2.98%, 08/07/14	4,584,705
	Delphi Corp.
4,052,632	Tranche B Term Loan, 3.50%, 03/31/17	4,017,171
	Federal-Mogul Corp.
4,854,517	Tranche B Term Loan, 2.16%, 12/29/14	4,484,360
2,620,742	Tranche C Term Loan, 2.17%, 12/28/15	2,420,910
	Key Safety Systems, Inc.
2,561,628	First Lien Term Loan, 2.49%, 03/08/14	2,331,081

		17,838,227

TRANSPORTATION — LAND TRANSPORTATION — 0.6%
	JHT Holdings, Inc
22,004	Second Lien Term Loan, 12.74%, 06/30/14 (d)	6,955
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
TRANSPORTATION — LAND TRANSPORTATION (continued)
	SIRVA Worldwide, Inc.
6,391,832	Second Lien Term Loan, 10.00%, 05/12/15	3,675,303

		3,682,258

UTILITY — 3.0%
	GBGH, LLC
3,171,806	First Lien Term Loan, (d) (f)	260,405
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit Loan, 2.37%, 02/22/13	251,719
	Texas Competitive Electric Holdings Co., LLC
27,305,782	2017 Term Loan Extending, 4.75%, 10/10/17 (b)	18,324,774

		18,836,898

	Total US Senior Loans (Cost $839,377,513)	559,649,319

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) — 17.5%
AUSTRALIA — 1.8%
AUD
	SMG H5 Pty., Ltd.
12,267,010	Facility A Term Loan, 6.61%, 12/24/12	11,564,662

AUSTRIA — 0.8%
EUR
	Sacher Funding Ltd.
18,387,320	Euro Term Loan, (f)	5,158,446

CANADA — 1.4%
USD
	CCS, Inc.
10,276,818	Term Loan, 3.37%, 11/14/14	9,131,415

FRANCE — 0.2%
EUR
	Vivarte
1,544,388	Acquisition Facility, 3.34%, 03/08/16	1,569,626

GERMANY — 0.1%
EUR
	Schieder Mobel Holding, GmbH
720,883	Delayed Draw Term Loan, (d) (f)	362,221

IRELAND — 0.8%
USD
	SSI Investments II Ltd.
5,381,124	Term Loan, 6.50%, 05/26/17	5,318,354

NETHERLANDS — 0.1%
EUR
	Harko C.V.
500,000	Term B Dollar Loan, 5.75%, 08/02/17	497,503

SPAIN — 2.0%
EUR
	Grupo Gasmedi, S.L.
4,833,333	Second Lien Tranche E Term Loan, 6.37%, 02/11/16	5,512,174
2,775,397	Tranche B Term Loan, 4.12%, 08/11/14	3,574,815
2,775,397	Tranche C Term Loan, 4.62%, 08/11/15	3,574,815

		12,661,804

UNITED KINGDOM — 3.2%
EUR
	Ineos Holdings Ltd.
7,326,904	Term B1 Facility, 7.50%, 12/16/13 (b)	9,581,245
8,078,520	Term C1 Facility, 8.00%, 12/16/14 (b)	10,618,313

		20,199,558

UNITED KINGDOM — 5.4%
GBP
	All3Media Intermediate Ltd.
1,377,996	Facility B1, 3.05%, 08/31/14	1,851,481
6,866,344	Facility C, 3.67%, 08/31/15	9,279,131
6,000,000	Facility D, 5.55%, 02/29/16	7,664,386
5,909,702	Mezzanine Loan, PIK, 4.79%, 08/31/16	8,193,470
	Henson No. 4 Ltd.
2,757,029	Facility B, 5.09%, 01/24/14	2,711,159
2,757,029	Facility C, 5.59%, 01/26/15	2,732,633
	United Biscuits Holdco Ltd.
1,241,691	Facility B1, 3.19%, 12/15/14	1,766,991

		34,199,251

UNITED KINGDOM — 1.1%
USD
	All3Media Intermediate Ltd.
7,757,763	Facility B1, 2.55%, 08/31/14	6,826,831

UNITED STATES — 0.6%
GBP
	Knowledgepoint360 Group, LLC
2,861,967	First Lien U.K. Term Loan, 4.11%, 04/13/14 (d)	3,589,440

	Total Foreign Denominated or Domiciled Senior Loans (Cost $146,124,428)	111,079,111

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (h) — 7.3%
	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.10%, 04/15/21 (i)	1,382,964
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 0.97%, 01/20/21 (i)	3,675,994
2,000,000	Series 2007-1A, Class D, 2.60%, 06/15/22 (i)	1,230,000
	ACAS CLO, Ltd.
1,500,000	Series 2007-1A, Class D, 4.50%, 04/20/21 (i)	912,150
	Apidos CDO
1,000,000	Series 2007-5A, Class C, 1.70%, 04/15/21 (i)	594,600
3,000,000	Series 2007-CA, Class B, 1.09%, 05/14/20 (i)	2,022,000
	Babson CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 1.50%, 01/18/21 (i)	1,249,080
2,000,000	Series 2007-2A, Class D, 1.95%, 04/15/21 (i)	1,375,100
1,000,000	Series 2007-2A, Class E, 3.90%, 04/15/21	600,000
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.65%, 03/17/21 (i)	657,162
1,000,000	Series 2007-3A, Class E, 3.80%, 03/17/21 (i)	610,900
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 1.55%, 04/15/21 (i)	635,184
3,000,000	Series 2007-15A, Class C, 2.50%, 03/11/21 (i)	1,951,680
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 1.64%, 05/16/19 (i)	1,328,638
	Commercial Industrial Finance Corp.
962,970	Series 2006-2A, Class B2L, 4.25%, 03/01/21 (i)	652,990
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.65%, 07/15/21 (i)	1,507,000
	Goldman Sachs Asset Management CLO, PLC,
2,000,000	Series 2007-1A, Class D, 3.00%, 08/01/22 (i)	1,330,000
1,695,322	Series 2007-1A, Class E, 5.25%, 08/01/22 (i)	1,110,436
	Greywolf CLO, Ltd
814,466	Series 2007-1A, Class E, 4.24%, 02/18/21 (i)	549,765
	GSC Partners CDO Fund, Ltd.,
2,000,000	Series 2007-8A, Class C, 1.72%, 04/17/21 (i)	1,120,760
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.65%, 06/17/21 (i)	630,000
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 1.70%, 12/13/20 (i)	684,000
6,000,000	Series 2007-5A, Class B, 1.35%, 05/01/22 (i)	4,116,000
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class E, 3.75%, 01/20/21 (i)	574,000
	Landmark CDO
1,000,000	Series 2007-9A, Class E, 3.75%, 04/15/21 (i)	610,600
	Madison Park Funding I, Ltd.
3,000,000	Series 2007-5A, Class C, 1.71%, 02/26/21 (i)	1,886,430
1,000,000	Series 2007-5A, Class D, 3.76%, 02/26/21 (i)	617,880
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.75%, 09/20/20 (i)	492,196
	Ocean Trails CLO
2,500,000	Series 2007-2A, Class C, 2.60%, 06/27/22 (i)	1,635,000
1,622,089	Series 2007-2A, Class D, 4.75%, 06/27/22 (i)	1,006,506
	PPM Grayhawk CLO, Ltd.
1,653,468	Series 2007-1A, Class D, 3.85%, 04/18/21 (i)	1,009,905
	Primus CLO, Ltd.
1,889,756	Series 2007-2A, Class E, 5.00%, 07/15/21 (i)	952,059
	Stanfield Daytona CLO, Ltd.
2,000,000	Series 2007-1A, Class B1L, 1.60%, 04/27/21 (i)	1,260,200
	Stanfield McLaren CLO, Ltd.
3,000,000	Series 2007-1A, Class B1L, 2.65%, 02/27/21 (i)	1,960,500
951,289	Series 2007-1A, Class B2L, 4.75%, 02/27/21 (i)	610,632
	Stone Tower CLO, Ltd.
6,000,000	Series 2007-6A, Class C, 1.60%, 04/17/21 (i)	3,780,000

	Total US Asset-Backed Securities (Cost $50,557,561)	46,322,311

Corporate Notes and Bonds — 5.7%
CHEMICALS — 2.5%
4,000,000	Lyondell Chemical Co. 11.00%, 05/01/18	4,340,000
5,000,000	Polyone Corp. 7.38%, 09/15/20	5,037,500
6,570,000	TPC Group, LLC 8.25%, 10/01/17 (i)	6,455,025

		15,832,525

CONSUMER NON-DURABLES — 0.3%
2,000,000	Solo Cup Co. 10.50%, 11/01/13	1,990,000

DIVERSIFIED MEDIA — 0.1%
250,000	AMC Networks, Inc. 7.75%, 07/15/21 (i)	257,500

ENERGY — 0.7%
2,250,000	Calumet Specialty Products Partners LP 9.38%, 05/01/19 (i)	2,081,250
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)
ENERGY (continued)
	Venoco, Inc.
3,000,000	8.88%, 02/15/19 (i)	2,595,000

		4,676,250

FOREST PRODUCTS/CONTAINERS — 0.8%
	Appleton Papers, Inc.
4,900,000	10.50%, 06/15/15 (i)	4,826,500

MANUFACTURING — 0.1%
	Sealed Air Corp.
250,000	8.13%, 09/15/19 (i)	253,125
250,000	8.38%, 09/15/21 (i)	253,125

		506,250

RETAIL — 0.0%
	Academy Ltd.
250,000	9.25%, 08/01/19 (i)	233,750

TRANSPORTATION — AUTOMOTIVE — 0.4%
	Visteon Corp.
3,000,000	6.75%, 04/15/19 (i)	2,715,000

UTILITY — 0.8%
	Calpine Corp.
3,000,000	7.25%, 10/15/17 (i)	2,910,000
	Texas Competitive Electric Holdings Co. LLC
3,000,000	11.50%, 10/01/20 (i)	2,415,000

		5,325,000

	Total Corporate Notes and Bonds (Cost $38,170,886)	36,362,775

Shares
Common Stocks (j) — 11.2%
AEROSPACE — 0.0%
9,817	Delta Air Lines, Inc.	73,628

BROADCASTING — 7.2%
304,726	Communications Corp. of America (c) (d)	—
17,438	New Young Broadcasting Holding Co., Inc., Class A (c)	45,992,725

		45,992,725

CHEMICALS — 0.0%
123,850	Panda Hereford Ethanol, LP (d)	92,888

DIVERSIFIED MEDIA — 1.5%
4,921	Endurance Business Media, Inc., Class A	54,133
501,736	Metro-Goldwyn-Mayer, Inc.	9,188,291

		9,242,424

ENERGY — 0.4%
1,118,286	Value Creation, Inc.	2,376,358

GAMING/LEISURE — 1.4%
44	LLV Holdco, LLC (c) (d)	—
34,512	LLV Holdco, LLC — Series A Membership Interest (c) (d)	7,926,698
436	LLV Holdco, LLC — Series B Membership Interest (c) (d)	100,060
8	Nevada Land Group, LLC (d)	1,002,413

		9,029,171

HEALTHCARE — 0.2%
207,031	CCS Medical, Inc. (c)	1,242,186

HOUSING — 0.1%
5,000,000	KAG Property LLC	516,500
880,996	Las Vegas Land Holdings, LLC	264,299

		780,799

METALS/MINERALS — 0.3%
5,176	Euramax International, Inc.	1,714,550

TELECOMMUNICATIONS — 0.1%
180,540	Fairpoint Communications, Inc.	776,322

TRANSPORTATION — LAND TRANSPORTATION — 0.0%
2,023	JHT Holdings, Inc (d)	—

UTILITY — 0.0%
286,159	Entegra TC, LLC	171,695
6,356	GBGH, LLC (d)	—

		171,695

	Total Common Stocks (Cost $362,080,557)	71,492,746

Units
Warrants (j) — 0.0%
BROADCASTING — 0.0%
759,904	Cerberus Bawag Investors(Sacher Warrants),expires 05/14/14 (d)	—
1,834	LLV Holdco, LLC — Series C Membership Interest, expires 07/15/15 (c) (d)	—
2,522	LLV Holdco, LLC — Series D Membership Interest, expires 07/15/15 (c) (d)	—
2,819	LLV Holdco, LLC — Series E Membership Interest, expires 07/15/15 (c) (d)	—
3,172	LLV Holdco, LLC — Series F Membership Interest, expires 07/15/15 (c) (d)	—
3,594	LLV Holdco, LLC — Series G Membership Interest, expires 07/15/15 (c) (d)	—
14	New Young Broadcasting Holding Co., Inc., expires 12/24/24 (c)	36,925

36,925

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
Warrants (continued)
FINANCIAL — 0.0%

126,783	Sacher Funding Ltd. Jr. PIK Notes, (d)	—

	Total Warrants (Cost $29,303)	36,925

OTHER (j) — 0.4%
3,791,858	Wind Telecomunicazione S.P.A. Trade Claim Facility 3692, 05/27/13 (k)	2,711,179

Total Investments — 130.1% (Cost of $1,440,212,066) (l)		827,654,366

Other Assets & Liabilities, Net — (30.1)%		(191,252,497)

Net Assets — 100.0%		636,401,869

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland Floating Rate Opportunities Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2011. Senior loans, while exempt from registration under the Securities Act of 1933, (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Affiliated issuer. See Notes to Investment Portfolio.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designees in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $83,222,819, or 13.1% of net assets, were fair valued as under the Fund’s valuation procedures of September 30, 2011.

(e)	Senior Loan Notes have additional unfunded loan commitments. As of September 30, 2011, the Fund had unfunded loan commitments of $8,836,210, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment
Broadstripe, LLC	$4,695,578
LLV Holdco, LLC	2,140,632
Sorenson Communication	2,000,000

$8,836,210

(f)	The issuer is, or in danger of being, in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2011.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2011, these securities amounted to $70,717,586 or 11.1% of net assets.

(j)	Non-income producing security.

(k)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.

(l)	Cost for U.S. federal income tax purposes is $1,455,361,746.

Gross unrealized appreciation	$17,494,171
Gross unrealized depreciation	(645,201,551)

Net unrealized depreciation	$(627,707,380)

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CSF	Credit Suisse First Boston

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

PNC	PNC Financial Services
Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

			Principal
Contracts			Amount		Net
to Buy or		Counter-	Covered by		Unrealized
to Sell	Currency	party	Contracts	Expiration	Appreciation*

Sell	AUD	CSF	11,549,620	10/14/11	$714,512
Sell	EUR	PNC	29,154,000	02/06/12	2,396,940
Sell	GBP	CSF	11,236,000	11/10/11	808,983
Sell	GBP	PNC	16,500,000	02/06/12	1,112,572

					$ 5,033,007

*	The primary risk exposure is foreign exchange contracts See Notes to Investment Portfolio.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Floating Rate Opportunities Fund
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Broadcasting	5.3%
Chemicals	3.3%
Healthcare	2.0%
Diversified Media	1.8%
Service	1.4%
Retail	1.1%
Information Technology	0.8%
Financial	0.8%
Telecommunications	0.6%
Food/Tobacco	0.3%
Consumer Durables	0.1%

Total	17.5%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2011
Valuation of Investments:
In computing the Highland Long/Short Equity Fund, Highland Long/Short Healthcare Fund and Highland Floating Rate Opportunities (the “Funds”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined generally have the capability to provide appropriate pricing services and have been approved by the Trustees.
Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events that occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”) materially affect the value of securities), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Funds valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premium and accretion of discounts, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Fair Value Measurements - The Funds’ have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2011
The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Funds’ common stocks, preferred stocks, warrants and purchased put options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Funds will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved by the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of September 30, 2011 is as follows:

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	09/30/2011	Prices	Observable Inputs	Inputs

Long/Short Equity Fund
Assets
Investments in Securities*	$335,823,290	$335,823,290	$—	$—
Registered Investment Company	171,697,314	171,697,314	—	—

Purchased Options by Risk Category
Equity Contracts	1,017,500	1,017,500	—	—

Total	$508,538,104	$508,538,104	$—	$—

Liabilities
Credit Default Swaps by Risk Category
Credit Contracts	$(40,535)	$—	$(40,535)	$—

Total	$(40,535)	$—	$(40,535)	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2011

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	09/30/2011	Prices	Observable Inputs	Inputs

Long/Short Healthcare Fund
Assets
US Senior Loans	$800,000	$—	$—	$800,000
Common Stocks
Consumer Discretionary	605,139	605,139	—	—
Healthcare
Biotechnology	11,485,011	11,485,011	—	—
Healthcare Equipment	7,489,314	5,534,735	—	1,954,579
Healthcare Facilities	1,063,373	1,063,373	—	—
Healthcare Services	1,371,818	1,371,818	—	—
Healthcare Technology	1,915,890	1,915,890	—	—
Life Sciences Tools & Services	850,038	850,038	—	—
Managed Healthcare	7,581,757	7,581,757	—	—
Pharmaceuticals	7,467,472	7,467,472	—	—
Industrials	381,600	381,600	—	—
Other	886,625	886,625	—	—
Registered Investment Company	11,973,940	11,973,940	—	—
Warrants	809,927	—	809,927	—

Total	$54,681,904	$51,117,398	$809,927	$2,754,579

Liabilities
Short Sales*	$(28,970,817)	$(28,970,817)	$—	$—

Total	$(28,970,817)	$(28,970,817)	$—	$—

Floating Rate Opportunities Fund
Assets
Common Stocks
Aerospace	$73,628	$73,628	$—	$—
Broadcasting	45,992,725	—	—	45,992,725
Chemicals	92,888	—	—	92,888
Diversified Media	9,242,424	—	—	9,242,424
Energy	2,376,358	—	—	2,376,358
Gaming/Leisure	9,029,171	—	—	9,029,171
Healthcare	1,242,186	—	—	1,242,186
Housing	780,799	—	—	780,799
Metals/Minerals	1,714,550	—	—	1,714,550
Telecommunications	776 322	776 322	—	—
Utility	171,695	—	—	171,695
Warrants	36,925	—	—	36,925
Debt
Senior Loans	673,439,609	—	448,418,465	225,021,144
Asset-Backed	46,322,311	—	—	46,322,311
Corporate Notes and Bonds	36,362,775	—	36,362,775	—
Other Financial Instruments
Foreign exchange contracts	5,033,007	—	5,033,007	—

Total Assets	$832,687,373	$849,950	$489,814,247	$342,023,176

*	Please refer to the Investment Portfolio for industry breakout

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2011
The table below sets forth a summary of changes in the Long/Short Healthcare Fund’s and the Floating Rate Opportunities Funds’ assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended September 30, 2011. The Long/Short Equity Fund had no Level 3 assets as of June 30, 2011 or September 30, 2011.
Highland Long/Short Healthcare Fund

Assets at Fair				Net
Value Using				Amortization	Net	Net			Balance as
Unobservable		Transfers	Transfers	(Accretion)	Realized	Unrealized			of
Inputs	Balance as of	into Level	out of	of Premium/	Gains/	Gains/	Net	Net	September
Level 3	June 30, 2011	3	Level 3	(Discount)	(Losses)	(Losses)	Purchases*	Sales*	30, 2011

Common Stocks
Healthcare Equipment	$1,922,537	$—	$—	$—	$—	$32,042	$—	$—	$1,954,579
Warrants	986,912	—	(809,927)	—	—	(176,985)	—	—	—
Debt		—	—	—	—	—	—	—	—
Senior Loans	800,000	—	—	—	—	—	—	—	800,000

Total	$3,709,449	$—	$(809,927)	$—	$—	$144,943)	$—	$—	$2,754,579

Highland Floating Rate Opportunities Fund

Assets at Fair				Net
Value Using				Amortization	Net	Net			Balance as
Unobservable		Transfers	Transfers	(Accretion)	Realized	Unrealized			of
Inputs	Balance as of	into Level	out of	of Premium/	Gains/	Gains/	Net	Net	September
Level 3	June 30, 2011	3	Level 3	(Discount)	(Losses)	(Losses)	Purchases*	Sales*	30, 2011

Common Stocks
Broadcasting	$48,826,400	$—	$—	$—	$—	$(2,833,675)	$—	$—	$45,992,725
Chemicals	185,775	—	—	—	—	(92,887)	—	—	92,888
Diversified Media	54,133	9,188,291	—	—	—	—	—	—	9,242,424
Energy	2,516,144	—	—	—	—	(139,786)	—	—	2,376,358
Gaming/Leisure	11,415,175	—	—	—	—	(2,386,004)	—	—	9,029,171
Healthcare	2,070,310	—	—	—	—	(828,124)	—	—	1,242,186
Housing	264,299	—	—	—	—	(3,858,500)	4,375,000	—	780,799
Media/Telecommunications	11,289,060	—	(9,188,291)	—	—	(2,100,769)	—	—	—
Metals/Minerals	1,811,600	—	—	—	—	(97,050)	—	—	1,714,550
Utility	221,773	—	—	—	—	(50,078)	—	—	171,695
Warrants	39,200	—	—	—	—	(2,275)	—	—	36,925
Debt
Senior Loans	240,400,015	—	(1,898,084)	102,936	(6,824,176)	(9,935,098)	8,772,448	(5,596,897)	225,021,144
Asset-Backed Securities	50,772,130	—	—	—	—	(4,449,819)	—	—	46,322,311

Total	$369,866,014	$9,188,291	$(11,086,375)	$102,936	$(6,824,176)	$(26,774,065)	$13,147,448	$(5,596,897)	$342,023,176

The net unrealized gains presented in the table above relate to investments that were held at September 30, 2011.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended September 30, 2011, a net amount of $809,927 of the Long/Short Healthcare Fund’s portfolio investments was transferred to Level 3 from Level 2 and a net amount of $1,898,084 of the Floating Rate Opportunities Fund’s portfolio investments was transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2011
Options:
The Funds may utilize options on securities or indexes to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both. If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.
The Long/Short Equity Fund had purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategy of the Fund.
At September 30, 2011, the Long/Short Healthcare Fund and the Floating Rate Opportunities Fund did not hold any written or purchased options.
Forward Foreign Currency Contracts:
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Floating Rate Opportunities Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Floating Rate Opportunities Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the period ended September 30, 2011, the open values of the Floating Rate Opportunities Fund’s forward foreign currency contracts were AUD 11,549,620, EUR 29,154,000 and GBP 27,736,000 and the closed values were AUD 1,171,000, EUR 34,065,043 and GBP 16,680,822.
Credit Default Swaps:
To the extent consistent with the Fund’s prospectus, the Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller typically pays the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund receives income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event.
Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks.
If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Fund acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage as certain other leveraged transactions, since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation. For the period ended, September 30, 2010, the Long/Short Equity Fund held short credit default swaps.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2011
Financial Instruments:
The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.
The fair value of derivative instruments have the following risk exposure at September 30, 2011:

Fair Value
	Asset	Liability
Risk Exposure	Derivatives	Derivatives

Long/Short Equity Fund
Equity Price Risk	$1,017,500	$—
Credit Risk	—	(40,535)
Long/Short Healthcare Fund
Equity Price Risk	809,927	—
Floating Rate Opportunities Fund
Equity Price Risk	36,925	—
Foreign Exchange Risk	5,033,007	—
For the period ended September 30, 2011, each Fund’s average volume of derivatives is as follows:

	Long/Short	Long/Short	Floating Rate
Derivatives	Equity Fund	Healthcare Fund	Opportunities Fund

Credit Default Swaps (Depreciation)	$(20,268)	$—	$—
Warrants (Units)	—	2,321,411	773,859
Purchased Options (Contracts)	1,750	601	—
Forward Contracts Sold (Appreciation)	—	—	3,314,021
Affiliated Issuers:
Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Long/Short Healthcare Fund held at least five percent of the outstanding voting securities of the following company during the period ended September 30, 2011:

	Shares at	Market Value
	September 30,	June 30,	September 30,
Issuer	2011	2011	2011

Genysys Ventures IA, L.P.	1,068,076	$1,922,537	$1,954,579

	1,068,076	$1,922,537	$1,954,579

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2011
The Floating Rate Opportunities Fund held at least five percent of the outstanding voting stock of the following companies as of September 30,2011:

	Par Value at	Shares at	Market Value
	September 30,	September 30,	June 30,	September 30,
	2011	2011	2011	2011

CCS Medical, Inc. (Senior Loans)	$42,344,588	—	$34,139,565	$29,527,141
CCS Medical, Inc. (Common Stock)	—	207,031	2,070,310	1,242,186
ComCorp Broadcasting, Inc. (Senior Loans) *	5,978,236	—	5,590,846	5,496,988
Communications Corp. of America (Common Stock)	—	304,726	—	—
LLV, Holdco, LLC (Senior Loans)	7,310,256	—	5,391,280	7,237,153
LLV, Holdco, LLC (Common Stock)	—	34,992	10,222,514	8,026,758
LLV, Holdco, LLC ( Warrants)	—	13,941	—	—
Young Broadcasting, Inc. (Senior Loans)	10,471,561	—	10,580,622	10,347,263
Young Broadcasting, Inc. (Common Stocks)	—	17,438	48,826,400	45,992,725
Young Broadcasting, Inc. (Warrants)	—	14	39,200	36,925

	$66,104,641	578,142	$116,860,737	$107,907,139

*	Company is a wholly owned subsidiary of Communications Corp. of America.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 11/23/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 11/23/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)
Date 11/23/11

* Print the name and title of each signing officer under his or her signature.